Consolidated Statements of CashFlows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (1,632,421)	$ (14,710,460)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	888,781
Impairments recognized on property and equipment	388,877
Amortization of right of use assets	22,436
Amortization of right of use assets, related-party	373,640
Change in fair value of derivative liabilities	(300,885)	451,351
Change in derivative liability for authorized shares shortfall	171,343,164	170,319,590
Interest and amortization of debt discount	10,198,924	5,139,321
(Gain) loss on conversion of convertible notes payable	880	(882)
Gain on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	(182,160,381)	(162,109,131)
Gain on forgiveness of debt	(739,710)	(250,000)
Share-based compensation	166,855
Expenses paid directly by non-convertible noteholder on behalf of company	158,371
Changes in operating assets and liabilities:
Inventories	(381,002)
Prepaid expenses	97,132	(95,157)
Security deposits	(2,437)
Accounts payable and accrued expenses	(609,683)	77,520
Accrued payroll and related expenses	137,415	140,005
Contract liabilities	25,000
Principal payments made on operating lease liabilities	(30,544)
Principal payments made on operating lease liabilities, related-party	(382,815)
Environmental remediation	(48,810)
Net cash used in operating activities	(2,487,213)	(1,037,843)
Cash flows from investing activities:
Purchases of property and equipment	(218,693)
Cash acquired in acquisition	141,027
Net cash used in investing activities	(77,666)
Cash flows from financing activities:
Bank overdrafts		(13,749)
Proceeds from sale of Series X preferred shares	200,000	321,000
Proceeds from issuance of convertible notes payable	27,585,450	637,000
Repayments of convertible notes payable as part of settlements	(2,503,300)
Proceeds from issuance of non-convertible notes payable	1,465,053	82,911
Repayments of non-convertible notes payable	(5,629,455)	(39,641)
Proceeds from advances	70,452	3,696
Repayments of advances	(4,165,973)	(3,009)
Cash paid in cancelation of common shares and warrants	(26,000)
Redemption of Series X preferred shares for cash	(501,463)
Redemption of Series Y preferred shares for cash	(11,095,942)
Proceeds from advances from related parties	122,865
Proceeds from PPP note payable		50,000
Net cash provided by financing activities	5,521,687	1,038,208
Net increase in cash	2,956,808	365
Cash, beginning of year	1,485	1,120
Cash, end of year	2,958,293	1,485
Supplemental disclosures of cash flow information:
Cash paid during period for interest	362,865
Cash paid during period for taxes
Supplemental disclosure of non-cash investing and financing activities:
Reduction of derivative liabilities stemming from settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	153,155,575
Deemed dividend resulting from redemption of Series Y shares	35,881,134
Amortization of discount on preferred stock	34,798,923
Common shares issued in business combination	18,414,000
Series Z preferred shares issued as part of settlement agreement	6,530,868
Nonconvertible notes rolled into convertible notes	5,800,000
Deemed dividend resulting from redemption of Series X shares	3,326,237
Series Y preferred shares issued as settlement for convertible notes payable, accrued interest and warrants	1,314,678	13,095,636
Settlement paid directly by CEO on behalf of company	1,000,000
Series Z preferred shares issued as equity kicker for note payable	867,213
Increase in right of use assets and operating lease liabilities	430,638
Expenses paid directly by non-convertible noteholder on behalf of company	158,371
Common shares issued upon conversion of convertible notes and accrued interest	133,002	370,755
Reclassify accrued interest to convertible notes payable	93,685
Common shares to be issued canceled for no consideration	3,013
Issuance of common shares previously to be issued	4	124
Preferred Series C shares contributed back to the Company for no consideration	1
Deemed dividend related to warrant price protection		95,838,488
Amortization of discount on preferred stock		1,074,539
Reclassify accrued interest to convertible notes payable		1,049,329
Derivative liability recognized as debt discount on newly issued convertible notes		573,230
Derivative liability recognized as debt discount on newly issued convertible notes		528,076
Convertible note payable issued to CFO with BCF		64,143
Recission of warrants exercised in prior year		$ 6,000